SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events
NOTE 30 - SUBSEQUENT EVENTS

On February 20, 2018 the company issued 10,000 shares to a security broker as service fee.

On March 12, 2018, the company issued total 819,232 shares to three investors and raised $2,130,003 as private placement financings.

The Corporation has evaluated subsequent events through March 26, 2018, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors. Although it has expressed no intention to do so the Audit Committee has the authorization to amend these financial statements.